Leases (Details) - Schedule of the maturities of the lease liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of The Maturities Of The Lease Liabilities Abstract
2022	$ 206,583	$ 277,142
2023	423,495	277,142
2024	434,082	277,142
2025	444,934	277,142
Thereafter		130,950
Total lease payments	1,775,128	1,239,518
Less: Present value discount	$ (107,977)	(80,742)
Total		$ 1,158,776